Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Principal	$ 351,743	$ 332,291
Other partner revenue	24,502	16,353
Total Revenue	376,245	348,644
EXPENSES
Direct cost of principal revenue	322,341	302,094
Employment costs	27,890	25,767
Marketing and communications	1,460	1,843
Technology services	2,210	1,912
Depreciation and amortization	3,364	3,988
Foreign exchange gain	(36)	(58)
Operating expenses	8,786	8,470
Total Expenses	366,015	344,016
Finance income	666	213
INCOME BEFORE INCOME TAXES	10,896	4,841
Income tax expense	3,104	1,461
NET INCOME	7,792	3,380
Items that will subsequently be reclassified to profit or loss:
Unrealized gain (loss) on foreign exchange derivatives designated as cash flow hedges	(1,394)	1,012
Income tax effect	369	(268)
Reclassification to net income of loss (gain) on foreign exchange derivatives designated as cash flow hedges	7	(331)
Income tax effect	(2)	88
Other comprehensive income (loss) for the period, net of income tax	(1,020)	501
TOTAL COMPREHENSIVE INCOME	$ 6,772	$ 3,881
EARNINGS PER SHARE
Basic earnings per share	$ 0.54	$ 0.23
Diluted earnings per share	$ 0.54	$ 0.23